Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Summary of Segment Information

The accounting policies followed by the segments are the same as those described in the summary of significant accounting policies (see Note 2 – Significant Accounting Policies). Segment information on the above basis is as follows:

Year ended December 31, 2014 (millions of Canadian dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,588	4,903	57	6,548
Purchased power	—	3,419	—	3,419
Operation, maintenance and administration	394	742	56	1,192
Depreciation and amortization	346	367	9	722

Income (loss) before financing charges and provision for PILs	848	375	(8)	1,215

Capital investments	845	680	5	1,530

Year ended December 31, 2013 (millions of Canadian dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,529	4,484	61	6,074
Purchased power	—	3,020	—	3,020
Operation, maintenance and administration	375	672	59	1,106
Depreciation and amortization	327	340	9	676

Income (loss) before financing charges and provision for PILs	827	452	(7)	1,272

Capital investments	714	673	7	1,394

Total Assets by Segment:

December 31 (millions of Canadian dollars)	2014	2013
Transmission	12,540	11,846
Distribution	9,805	8,805
Other	205	974

Total assets	22,550	21,625